FAIR VALUE MEASUREMENT (Details) (Bond [Member], USD $)	Jun. 30, 2013		Apr. 01, 2013
Liabilities:
Acquisition-related consideration	$ 22,691,010		$ 21,836,461
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Acquisition-related consideration	0	[1]
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Acquisition-related consideration	0	[1]
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Acquisition-related consideration	$ 22,691,010

[1]	Acquisition-related consideration represents the fair value of Incentive Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. The significant unobservable inputs used in the fair value measurement of the acquisition-related consideration include the probability weighting of forecasted future net income performance and forecasted future CAGR performance of Bond, which are based on assumptions developed by management. Significant changes in forecasted net income and forecasted CAGR of Bond would result in a significantly higher or lower fair value measurement. As of April 1, 2013 and June 30, 2013, the fair value of the acquisition-related consideration in connection with Bond totaled $21,836,461 and $22,691,010, respectively.